GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

The Company operates in one operating segment, and this segment consists of only one reporting unit.

The changes in the carrying amount of goodwill associated with continuing operations and appearing in the accompanying consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

Total

As of January 1, 2023	$10,866
Foreign currency translation adjustments	224

As of December 31, 2023	11,090
Foreign currency translation adjustments	(730)

As of December 31, 2024	$10,360